Note 3 - Advances for Vessels Under Construction	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Advances for Vessel Under Construction [Text Block]

3. Advances for Vessels under Construction

On June 29, 2021, the Company signed a contract with Hyundai Mipo Dockyard Co. in South Korea, for the construction of two eco-design fuel efficient feeder containerships with a carrying capacity of 2,800 teu each. The first vessel named M/V “Gregos” was delivered to the Company on April 6, 2023 (see Note 5) and the second vessel named “Terataki” was delivered to the Company on July 6, 2023. The total consideration for these two shipbuilding contracts amounted to $80.5 million and had been paid as of June 30, 2023 amounting to $80.5 million. The cost of these newbuilding contracts was financed with a combination of own cash and a bank loan of $26 million for each of the vessels (refer to Note 8).

On  January 28, 2022, the Company signed a contract for the construction of two eco-design fuel efficient feeder containerships. The vessels will have a carrying capacity of about 2,800 teu each and will be built at Hyundai Mipo Dockyard Co. in South Korea. The two newbuildings are scheduled to be delivered during the first and the second quarter of 2024, respectively. As of June 30, 2023, an amount of $25.6 million has already been paid according to the agreement for the construction of the two vessels. The total consideration for these two newbuilding contracts is approximately $89.7 million.

On  March 18, 2022, the Company signed a contract for the construction of three eco-design fuel efficient feeder containerships. The vessels will have a carrying capacity of about 1,800 teu each and will be built at Hyundai Mipo Dockyard Co. in South Korea. The three newbuildings are scheduled to be delivered during the second quarter of 2024. The total consideration for the construction of the three vessels is approximately $103.8 million. As of June 30, 2023 the Company has paid an amount of $23.7 million related to the shipyard installments for the construction of these three vessels.

On May 20, 2022, the Company exercised its option to proceed with the construction of two additional eco-design fuel efficient feeder containerships. The vessels will have a carrying capacity of about 2,800 teu each and will be built at Hyundai Mipo Dockyard Co. in South Korea. The two newbuildings are scheduled to be delivered during the fourth quarter of 2024. The total consideration for these two newbuilding contracts is approximately $86.7 million. As of June 30, 2023 the Company has paid an amount of $8.6 million related to the shipyard installments for the construction of these two vessels.

As of December 31, 2022 and June 30, 2023 the amount of the advances for vessels under construction amounted to $59,083,594 and $93,816,071, respectively, mainly representing progress payments according to the agreements entered into with the shipyard, capitalized interest as well as legal and other costs related to the construction. See Note 9 for the outstanding commitments to the shipyard. The Company intends to finance the cost of all newbuilding contracts with a combination of debt and own cash. The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

Costs
Balance, January 1, 2023	59,083,594
Advances for vessels under construction	77,487,084
Newbuilding vessel “Gregos” delivered during the period	(42,754,607)
Balance, June 30, 2023	93,816,071